EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of the numerator for the calculation of basic and diluted EPS:
Net income attributable to Golar LNG Ltd stockholders – basic and diluted	$ 971,303	$ 46,650	$ 384
Add: Interest expense on convertible bonds	11,358	0	0
Numerator for caluclation of basic and diluted EPS	$ 982,661	$ 46,650	$ 384
Components of the denominator for the calculation of basic and diluted EPS:
Weighted average number of shares	80,324,000	74,707,000	67,597,000
Weighted average number of treasury shares	0	0	(424,000)
Weighted average number of common shares outstanding	80,324,000	74,707,000	67,173,000
Effect of dilutive share options (in shares)	380,000	326,000	220,000
Effect of dilutive convertible bonds (in share)	3,539,493	0	0
Common stock and common stock equivalents (in shares)	84,243,000	75,033,000	67,393,000
Earnings per share, basic and diluted:
Basic (USD per share)	$ 12.09	$ 0.62	$ 0.01
Diluted (USD per share)	$ 11.66	$ 0.62	$ 0.01